Escrow Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Payments Related to Escrow Deposits

Escrow deposits mainly relate to tax disputes, mainly on the calculation of Pasep and Cofins taxes – for which the Company believes the amounts of ICMS (VAT) should be exclude from the taxable amount on which the Pasep and Cofins taxes are charged.

	2017	2016
Labor claims	304	259
Tax contingencies
Income tax on Interest on Equity	27	24
Pasep and Cofins taxes (1)	1,337	746
ICMS (VAT) credits on PP&E		37
Donations and legacy tax (ITCD)	49	46
Urban property tax (IPTU)	80	80
Finsocial tax	37	37
Income and Social Contr. Tax on indemnity for employees’ ‘Anuênio’ benefit	267	255
Others	117	60

	1,914	1,285

Others
Monetary updating on AFAC – Minas Gerais state government (3)	—	239
Regulatory	60	60
Third party	16	13
Customer relations	6	6
Court embargo	14	8
Others	22	17

	118	343

	2,336	1,887

(1)	The escrow deposits relating to Pasep and Cofins taxes refer to the case challenging the constitutionality of inclusion of the ICMS (VAT), which has been charged, within the amount on which the Pasep and Cofins taxes are calculated. See more details in Note 20.
(2)	See more details in Note 24 – Provisions under the section relating to the ‘Anuênio’.
(3)	Administrative deposit in the case seeking suspension of enforceability of the credit charged by the Minas Gerais State Government for a difference in the monetary updating on the Advance for Future Capital Increase (Adiantamento para Futuro Aumento de Capital, or AFAC). For more details please see Notes 12 and 24.